RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

With the exception of kiosks that are used for marketing and demonstration purposes, no depreciation expense is charged until the kiosks are placed in service. As of September 30, 2022, we have placed three kiosks from our remaining inventory of 590 kiosks. Ten kiosks were sold to a buyer in February 2022.

In May 2021, Cube17, Inc., a related party sales and marketing consulting company, converted all outstanding consulting fees earned since the inception of the Company in the amount of $185,000 for 185,000 shares of Hempacco common stock, for $1 per share. On May 21, 2021, these shares were exchanged for 707,113,562 common shares of Green Globe International, Inc. Consulting expenses of $30,000 and $30,000 were recorded for the three months ended March 31, 2022 and 2021. Consulting fee balances payable were $74,000 and $63,404 as of March 31, 2022, and December 31, 2021. In addition, Cube17, Inc., as a founder of the Company, converted its 400,000 founders shares into 1,528,997,476 common shares of Green Globe International, Inc. on May 21, 2021.

In May 2021, Primus Logistics was issued 170,000 common shares of Hempacco as compensation for $170,000 of accrued and unpaid rent owed at that time by from its inception. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of the Company. The Company’s CEO, Sandro Piancone, is the 90% owner of Primus Logistics which is considered a related party. Rent Expenses are reported in Note 6 above.

As of September 30, 2022 and December 31, 2021, the Company owed Primus Logistics $9 and $0 respectively, for routine business transactions. As of September 30, 2022 and December 31, 2021, Primus Logistics had been paid $17,752 and $14,764 respectively, in advance, for rent. Sandro Piancone is the 90% owner of Primus Logistics.

In May 2021, Strategic Global Partners, Inc. was issued 170,000 Hempacco common shares as compensation for $170,000 worth of consulting services incurred since Hempacco’s inception by the CEO, Sandro Piancone, President and Owner of Strategic Global. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of Green Globe International, Inc. Strategic Global Partners is a related party. Consulting expenses of $60,000 and $60,000 were recorded for the nine months ended September 30, 2022 and 2021 respectively. Unpaid consulting fee balances of $28,000 and $70,000 were outstanding as of September 30, 2022 and December 31, 2021, respectively.

As of September 30, 2022 and December 31, 2021, the Company owed $12,181 and $29,000 and was owed $134,534 and $132,147, respectively, by UST Mexico, Inc. (“UST”). The Company sells hemp products to UST and provides manufacturing consulting services. The value of goods and services provided to UST Mexico, Inc was $31,840 and $66,635 for the nine months ended September 30, 2022 and 2021 respectively, and the value of goods and services provided by UST Mexico, Inc. was $147,182 and $135,127 for the nine months ended September 30, 2022 and 2021 respectively. UST Mexico, Inc. is a manufacturer of tobacco cigarettes in Mexico and provides consulting services and parts for the Company’s equipment.

As of September 30, 2022, UST owned 947,200,000 shares of common stock of Green Globe International, Inc., representing 1.75% of the issued and outstanding common stock of the parent company of Hempacco. UST is a related party by virtue of Sandro Piancone’s 25% interest in UST.

Lake Como is owned/controlled by Sandro Piancone. This entity is used primarily as a sales company, and sometimes sells products purchased from Hempacco. The Company had receivables of $150 and $150 due from Lake Como as of September 30, 2022 and December 31, 2021 respectively.

On or about March 1, 2022, the Company entered into a mutual line of credit agreement with its parent company, Green Globe International, Inc. The purpose is to facilitate short-term borrowing needs on an interest free basis, with advances being subject to repayment within 90 days with a maximum of $500,000 allowed to be outstanding within any 90-day period. During the nine months ended September 30, 2022, GGII and its other subsidiaries made to the Company, and received from the Company, payments of $621,755 and $683,100, respectively, under the line of credit. As of September 30, 2022, the balance owed to the Company by GGII was $61,345.

NOTE 11 – RELATED PARTY TRANSACTIONS

As of December 31, 2021, the Company had entered into the following transactions with Related Parties:

On October 22, 2019, the Company entered in to a Kiosk Acquisition Agreement with Mexico Franchise Opportunities Fund LP (“MFOF”) to purchase 600 Vending Kiosks for total consideration of $3,638,357 payable by the issuance of 8,000,000 Series A Preferred Shares. Due to the related party status of MFOF, whereby the entities were under common control, the Company used the carryover basis of accounting. Thus the 600 Kiosks were recorded at net book value of $3,638,357 upon acquisition.

With the exception of kiosks that are used for marketing and demonstration purposes, no depreciation expense is charged until the kiosks are placed in service. As of December 31, 2021 no kiosks, other than placed for marketing purposes, had yet been placed in service.

In May 2021, Cube17, Inc., a related party sales and marketing consulting company, converted all outstanding consulting fees earned since the inception of Hempacco in the amount of $185,000 for 185,000 shares of Hempacco common stock, for $1 per share. On May 21, 2021, these shares were exchanged for 707,113,562 common shares of Green Globe International, Inc. Consulting expenses of $120,000 and $120,000 were recorded for the years ended December 31, 2021 and 2020. Consulting fee balances payable were $63,404 and $135,000 as of December 31, 2021, and 2020.

In addition, Cube17, Inc., as a founder of Hempacco, converted its 400,000 founders shares into 1,528,997,476 common shares of Green Globe International, Inc.

In May of 2021, Primus Logistics was issued 170,000 common shares of Hempacco as compensation for $170,000 of accrued and unpaid rent owed at that time by Hempacco from inception. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of the Company. Hempacco CEO, Sandro Piancone, is the 90% owner of Primus Logistics which is considered a related party. Rent Expenses are reported in Note 6 above.

As of December 31, 2021 and 2020, the Company owed Primus Logistics $0 and $116,940 respectively, for routine business transactions. As of December 31, 2021 Primus Logistics had been paid $14,764 in advance for rent. Sandro Piancone is the 90% owner of Primus Logistics.

In May of 2021, Strategic Global Partners, Inc. was issued 170,000 Hempacco common shares as compensation for $170,000 worth of consulting services incurred since Hempacco’s inception by the CEO, Sandro Piancone, President and Owner of Strategic Global. On May 21, 2021, these shares were exchanged for 649,780,985 common shares of Green Globe International, Inc. Strategic Global Partners is a related party. Consulting expenses of $120,000 and $120,000 were recorded for the years ended December 31, 2021 and 2020. Unpaid consulting fee balances of $70,000 and $120,000 were outstanding as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and December 31, 2020, the Company owed $29,000 and $53,877 and was owed $132,147 and $0, respectively, by UST Mexico, Inc. (“UST”). Hempacco sells hemp products to UST and also provides manufacturing consulting services. The value of goods and services provided to UST Mexico, Inc was $152,147 and $62,174 for the years ended December 31, 2021 and 2020 respectively, and the value of goods and services provided by UST Mexico, Inc. was $251,000 and $205,127 for the years ended December 31, 2021 and 2020 respectively. UST Mexico, Inc.is a manufacturer of tobacco cigarettes in Mexico and provides consulting services and parts for Hempacco equipment.

UST currently owns 30,577,928,723 shares of common stock of Green Globe International, Inc., representing 56.4% of the issued and outstanding common stock of the parent company of Hempacco. UST is a related party by virtue of Sandro Piancone’s 29.38% interest in UST.

Lake Como is owned/controlled by Sandro Piancone. This entity is used primarily as a sales company, and sometimes sells products purchased from the Company. The Company had receivables of $150 and $5,586 due from Lake Como as of  December 31, 2021 and 2020 respectively.